Stockholder's Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Stockholder's Equity (Deficit)

Note 12 – Stockholder’s Equity (Deficit)

Employee Stock Ownership Plan

On July 9, 2021, the Board of Directors of the Company adopted the Bergio International, Inc. 2021 Stock Incentive Plan (the “ESOP”), under which the Company may award shares of the Company’s Common Stock to employees of the Company and/or its Subsidiaries. The terms of the ESOP allow the Company’s Board of Directors discretion to award the Company’s Common Stock, in the form of options, stock appreciation rights, restricted stock awards, restricted stock units, and performance award shares, to such employees, upon meeting the criteria set forth therein, from time to time. Subject to adjustments as provided in the plan, the shares of common stock that may be issued with respect to awards granted under the plan shall not exceed an aggregate of 1,000,000,000 shares of common stock.  The Company shall reserve such number of shares for awards under the plan, subject to adjustments as provided in the plan.  The maximum number of shares of common stock under the plan that may be issued as incentive stock options shall be 100,000,000 shares.

On July 9, 2021, and under the terms of the ESOP, the Company’s Board of Directors approved the future issuance of 500,000,000 shares of the Company’s Common Stock to the Company’s CEO, Berge Abajian, subject to the Company increasing its total authorized shares of common stock to 6,000,000,000 which was increased in July 2021 and subject to the effectiveness of an S-8 Registration Statement covering these shares with the SEC. As of December 31, 2021, the Company has not met the prerequisite related to the effectiveness of an S-8 Registration Statement. As such the Company deemed that these shares have not been legally issued and the measurement date has not been met and therefore will be recognized until an S-8 Registration Statement becomes effective.

Preferred Stock

The Company has authorized the issuance of 10,000,000 shares of preferred stock. The Company’s board of directors is authorized, at any time, and from time to time, to provide for the issuance of shares of preferred stock in one or more series, and to determine the designations, preferences, limitations and relative or other rights of the preferred stock or any series thereof.

Certificate of Designation of Series A Preferred Stock

In September 2011, the Company filed a Certificate of Designation for Series A Preferred Stock with the Wyoming Secretary of State, and designated 51 shares of preferred stock as Series A Preferred Stock. In February 2021, the Company filed an amended and restated certificate of designation for the Company’s Series A Preferred Stock increasing the number of shares to 75 shares.

Designation. The Company had designated 51 shares which was amended and increase from 51 to 75 shares of preferred stock as Series A Preferred Stock. Each share of Series A Preferred Stock has a par value of $0.001 per share and a stated value of $0.001

Dividends. There will be no dividends due or payable on the Series A Preferred Stock. Any future terms with respect to dividends shall be determined by the board of directors of the Company.

Liquidation. Upon any liquidation, the holders of Series A Preferred Stock are entitled to receive net assets on a pro rata basis. Each holder of Series A Preferred Stock is entitled to receive ratably any dividends declared by the board of directors of the Company.

Voting Rights. Each one (1) share of the Series A Preferred Stock shall have voting rights equal to One Percent (1%) of the issued and outstanding shares of the Corporation’s Common Stock on the date of any such vote, such that the Holder of all Seventy-Five (75) shares of Series A Preferred Stock, shall always have voting rights equal to Seventy Five Percent (75%) of the issued and outstanding shares of the Company’s Common Stock.

Conversion. The Series A Preferred stock in non-convertible.

As of June 30, 2022 and December 31, 2021, there were 75 shares of Series A Preferred Stock issued and outstanding. The Company’s CEO owns 75 shares of shares of the Series A Preferred Stock.

Certificate of Designation of Series B 2% Convertible Preferred Stock

On February 10, 2021, the Company filed a Certificate of Designation for Series B Convertible Preferred Stock (the “Certificate of Designations”) with the Wyoming Secretary of State, designating 4,900 shares of preferred stock as Series B Convertible Preferred Stock.

Designation. The Company had designated 49 shares which was amended and increase from 49 to 4,900 shares of preferred stock as Series B Convertible Preferred Stock. Each share of Series B Convertible Preferred Stock has a par value of $0.00001 per share and a stated value of $100.

Dividends. Holders of Series B Preferred Stock shall be entitled to receive, when and as declared by the Board of Directors out of funds legally available therefor, and the Company shall accrue, quarterly in arrears on March 31, June 30, September 30, and December 31 of each year, commencing on the Issuance Date, cumulative dividends on the Series B Preferred Stock at the rate per share (as a percentage of the Stated Value per share) equal to two percent (2%) per annum on the Stated Value., payable in additional shares of Series B Preferred Stock. So long as any shares of Series B Preferred Stock remain outstanding, neither the Company nor any subsidiary thereof shall, without the consent of the Holders of eighty percent (80%) of the shares of Series B Preferred Stock then outstanding (the “Requisite Holders), redeem, repurchase or otherwise acquire directly or indirectly any Junior Securities (as defined in Section 7), nor shall the Company directly or indirectly pay or declare any dividend or make any distribution upon, nor shall any distribution be made in respect of, any Junior Securities, nor shall any monies be set aside for or applied to the purchase or redemption (through a sinking fund or otherwise) of any Junior Securities.

Liquidation. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary or a Sale (as defined below) (a “Liquidation”), the holders of the Series B Preferred Stock shall be entitled to receive out of the assets of the Company, whether such assets are capital or surplus, for each share of Series B Preferred Stock an amount equal to the Stated Value plus all accrued but unpaid dividends per share, whether declared or not, and all other amounts in respect thereof then due and payable prior to any distribution or payment shall be made to the holders of any Junior Securities, and if the assets of the Company shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of Series B Preferred Stock shall be distributed among the holders of Series B Preferred Stock ratably in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Voting Rights. Each holder of the Series B Preferred Stock shall have the right to vote on any matter that may from time to time be submitted to the Company’s shareholders for a vote, on an as-converted basis, either by written consent or by proxy.

Conversion at Option of Holder. Each share of Series B Preferred Stock shall be convertible into 0.01% of the total issued and outstanding shares of the Company’s Common Stock, (such that all 4,900 authorized shares of Series B Preferred Stock, if issued and outstanding, would be convertible in the aggregate into 49% of the total issued and outstanding shares of the Company’s Common Stock) (as determined at the earlier of (i) the date of Conversion of the Series B Preferred Stock; and (ii) eighteen (18) months following February 8, 2021) (“Conversion Ratio”), at the option of a Holder, at any time and from time to time, from and after the issuance of the Series B Preferred Stock.

As of June 30, 2022 and December 31, 2021, there were 3,000 shares of Series B Convertible Preferred Stock issued and outstanding.

Certificate of Designation of Series C 2% Convertible Preferred Stock

On February 10, 2021, the Company filed a Certificate of Designation for Series C Convertible Preferred Stock with the Wyoming Secretary of State, which designated 5 shares of preferred stock as Series C Convertible Preferred Stock. In April 2022, the Company increased the designation to 5,000,000 authorized shares upon filing an Amended and Restated Certificate of Designation, Preference and Rights of the Series C Convertible Preferred.

Designation. The Company has designated 5 shares of preferred stock as Series C Convertible Preferred Stock. Each share of Series C Convertible Preferred Stock has a par value of $0.00001 per share and a stated value of $100.

Dividends. Holders of Series C Preferred Stock shall be entitled to receive, when and as declared by the Board of Directors out of funds legally available therefor, and the Company shall accrue, quarterly in arrears on March 31, June 30, September 30, and December 31 of each year, commencing on the Issuance Date, cumulative dividends on the Series C Preferred Stock at the rate per share (as a percentage of the Stated Value per share) equal to two percent (2%) per annum on the Stated Value., payable in additional shares of Series C Preferred Stock. So long as any shares of Series C Preferred Stock remain outstanding, neither the Company nor any subsidiary thereof shall, without the consent of the Holders of eighty percent (80%) of the shares of Series C Preferred Stock then outstanding, redeem, repurchase or otherwise acquire directly or indirectly any Junior Securities, nor shall the Company directly or indirectly pay or declare any dividend or make any distribution upon, nor shall any distribution be made in respect of, any Junior Securities, nor shall any monies be set aside for or applied to the purchase or redemption of any Junior Securities.

Liquidation. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary or a Sale (as defined below) (a “Liquidation”), the holders of the Series C Preferred Stock shall be entitled to receive out of the assets of the Company, whether such assets are capital or surplus, for each share of Series C Preferred Stock an amount equal to the Stated Value plus all accrued but unpaid dividends per share, whether declared or not, and all other amounts in respect thereof then due and payable prior to any distribution or payment shall be made to the holders of any Junior Securities, and if the assets of the Company shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of Series C Preferred Stock shall be distributed among the holders of Series C Preferred Stock ratably in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Voting Rights. Each holder of the Series C Preferred Stock shall have the right to vote on any matter that may from time to time be submitted to the Company’s shareholders for a vote, on an as-converted basis, either by written consent or by proxy.

Conversion at Option of Holder. Each share of Series C Preferred Stock was convertible into 1% of the total issued and outstanding shares of the Company’s Common Stock (as determined at the earlier of (i) the date of Conversion of the Series C Preferred Stock; and (ii) eighteen (18) months following February 8, 2021) (“Conversion Ratio”), at the option of a Holder, at any time and from time to time, from and after the issuance of the Series C Preferred Stock, except that such conversion will automatically be adjusted so that the Holder’s total beneficial ownership does not exceed greater than 9.99% of the issued and outstanding shares of the Company’s Common Stock. In April 2022, the Company filed an Amended and Restated Certificate of Designation, Preference and Rights of the Series C Convertible Preferred Stock whereby the conversion term was amended to:

(a)	Conversion at Option of holder. Each share of Series C Preferred Stock shall be convertible into 10,670 shares of Common Stock (“Conversion Ratio”), at the option of a Holder, at any time and from time to time, from and after the issuance of the Series C Preferred Stock; provided that, for period of twenty for (24) months from the Issuance Date, if the Company issues shares of common stock, including common stock as the result of the purchase, exercise, or conversion of outstanding derivative or convertible securities (or securities, including any derivative securities, containing the right to purchase, exercise or convert into shares of common stock) (the “Dilution Shares”) such that the outstanding number of shares of common stock on a fully diluted basis shall be greater than one billion sixty-six million nine hundred six thousand (1,066,906,000) shares (inclusive of conversions of Series C Preferred Stock at the Conversion Ratio immediately above), then the Conversion Ratio for the Series C Preferred Stock then outstanding and unconverted as of the date the Dilution Shares are issued shall be adjusted to equal the Conversion Ratio multiplied by a fraction, the numerator of which shall be the number of shares outstanding on a fully diluted basis after the issuance of the Dilution Shares, and the denominator shall equal to the sum of the currently issued and outstanding shares plus the Dilution Shares. A Ho1der shall affect a conversion by surrendering to the Company the original certificate or certificates representing the ·Shares of series C Preferred Stock to be converted to the Company, together with a completed form of conversion notice (the “Conversion Notice”). Each Conversion Notice shall specify the number of shares of Series C Preferred Stock to be converted, the date on which such conversion is to be affected, which date may not be prior to the Date the Holder delivers such Conversion Notice (the “Conversion Date”), and the Conversion Price determined. If no Conversion Date is specified in a Conversion Notice, the Conversion Date shall be the date that the Conversion Notice is delivered and each Conversion Notice, once given, shall be irrevocable.

On April 18, 2022, the Company received a notice of conversion from the holder of the 5 shares of Series C Convertible Preferred Stock converting into 135,896,517 shares of the Company’s common stock.

As of June 30, 2022 and December 31, 2021, there were none and 5 shares of Series C Convertible Preferred Stock issued and outstanding, respectively.

Certificate of Designation of Series D 3% Convertible Preferred Stock

On January 4, 2022, the Company filed a Certificate of Designation for Series D Convertible Preferred Stock with the Wyoming Secretary of State, designating 2,500,000 shares of preferred stock as Series D Convertible Preferred Stock. In February 2022, the Company filed an Amended and Restated Certificate of Designation, Preference and Rights of the Series D Convertible Preferred Stock. The Company amended and cancelled the mandatory provision and also amended the fixed conversion price from $0.001 to $0.0008. In April 2022, the Company filed another Amended and Restated Certificate of Designation, Preference and Rights of the Series D Convertible Preferred Stock whereby the Company amended the fixed conversion price from $0.0008 to $0.0005.

Designation. The Company has designated 2,500,000 shares of preferred stock as Series D Convertible Preferred Stock. Each share of Series D Convertible Preferred Stock has a par value of $0.00001 per share and a stated value of $1.00.

Dividends. Each share of Series D Convertible Preferred Stock is entitled to an annual dividend equal to 3% of the stated value which shall be cumulative, payable solely upon redemption, liquidation or conversion. Upon the occurrence of an event of default, the dividend rate shall automatically increase to 18%.

Liquidation. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary or upon any deemed liquidation event, after payment or provision for payment of debts and other liabilities of the Company and after payment or provision for ay liquidation preference payable to the holders of any preferred stock ranking senior upon liquidation to the Series D Preferred Stock, if any, but prior to any distribution or payment made to the holders of common stock or the holders of the preferred stock ranking junior upon liquidation to the Series D Preferred Stock, the holders will be entitled to be paid out of the assets of the Company available for distribution an amount equal to the stated value plus any accrued but unpaid dividends, default adjustment, if applicable, and any other fees.

Voting Rights. Except as set forth in the Certificate of Designation, the Series D Preferred Stock shall have no right to vote on any matters requiring shareholder approval or any matters on which the shareholders are permitted to vote. With respect to any voting rights of the Series D Preferred Stock, the Series D Preferred Stock shall vote as a class, each share of Series D Preferred Stock shall have one vote on any such matter, and any such approval may be given via a written consent in lieu of a meeting of the Series D Holders.

Conversion price. The effective conversion price (the “Conversion Price”) shall equal the fixed conversion price equal to $0.0005 (subject to equitable adjustments by the Company relating to the Company’s securities or the securities of any subsidiary of the Company, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). Notwithstanding anything contained herein to the contrary, in the event that, following the date of issuance of the Series D Preferred Stock, the Company consummates a financing of at least $7,500,000, in the aggregate, in one offering or a series of offerings (debt or equity or a combination), the Conversion Price shall be reset to the Variable Conversion Price. The “Variable Conversion Price” shall mean 65% multiplied by the market price (representing a discount rate of 35%). Market price means the average of the lowest trading prices for the common stock during the twenty (20) trading day period ending on the latest complete trading day prior to the conversion date.

Between January 2022 and February 2022, the Company sold an aggregate of 855,000 shares of Series D Convertible Preferred Stock for total net proceeds of $815,000 after deducting legal and financing cost of $10,000 or approximately $0.96 per share. In connection with the issuance of these Series D Convertible Preferred Stock, the Company recognize deemed dividend of $815,000 upon issuance.

In April 2022, the Company sold an aggregate of 825,000 shares of Series D Convertible Preferred Stock for total net proceeds of $740,000 after deducting legal and financing cost of $10,000 or approximately $0.90 per share. Additionally, the Company granted an aggregate of 750,000,000 warrants to purchase shares of the Company’s common stock in connection with the issuance of the sale of these Series D Convertible Preferred Stock. The warrants have a term of 7 years from the date of grant and exercisable at an exercise price of $0.0005 subject to adjustment such as stock dividends, stock splits, and dilutive issuances. Whenever on or after the date of issuance of this warrant, the Company issues or sells, or in for a consideration per share (before deduction of reasonable expenses or commissions or underwriting discounts or allowances in connection therewith) less than the exercise price on the date of issuance (a “Dilutive Issuance”), then immediately upon the Dilutive Issuance, the Exercise Price will be reduced to the greater of: (i) the price per share received by the Company upon such Dilutive Issuance; and (ii)$0.00005. In connection with the issuance of these Series D Convertible Preferred Stock and stock warrants, the Company recognize deemed dividend of $740,000 upon issuance.

Accrued Dividends on Preferred Stock

As of June 30, 2022 and December 31, 2021, accrued dividends related to the Series B, C, and D Convertible Preferred Stock amounted $19,567 and $5,335, respectively.

Common Stock Issued

On March 24, 2021, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation. The amendment reflected the increase in the authorized shares of common stock from 1,000,000,000 shares to 3,000,000,000 shares. On July 9, 2021, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation. The Amendment reflected the increase in the authorized shares of common stock from 3,000,000,000 shares to 6,000,000,000 shares. On April 28, 2022, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation and reflected the increase in the authorized shares of common stock from 6,000,000,000 shares to 9,000,000,000 shares.

Common Stock for Debt Conversion

From January 2022 through March 2022, the Company issued an aggregate of 1,314,342,897 shares of its common stock at an average contractual conversion price of approximately $0.001 as a result of the conversion of principal, accrued interest, conversion fees of $1,229,018 and incurred additional interest expense of $842,435 for a total of $2,071,453 underlying certain outstanding convertible notes converted during such period.

In February 2022, the Company issued an aggregate of 98,334,176 shares of its common stock at an average conversion price of approximately $0.002 as a result of the conversion of principal, accrued interest and conversion fees of $52,978 and incurred additional interest expense of $161,225 for a total of $214,203 underlying certain outstanding loans payable converted during such period. The 98,334,176 shares of common stock had a fair value of $214,203, or $0.002 per share, based on the quoted trading price on the date of grant.

From April 2022 through May 2022, the Company issued an aggregate of 232,079,442 shares of its common stock at an average contractual conversion price of approximately $0.001 as a result of the conversion of principal of $108,750 and accrued interest of $4,350 for a total of $113,100 underlying certain outstanding convertible notes converted during such period.

Common Stock for Services

In May 2022, the Company issued 16,021,937 shares of common stock to a consultant in connection with an engagement agreement dated November 15, 2021 (see Note 11). Such shares were previously recognized as common stock issuable prior to issuance in May 2022.

Common Stock Warrants

A summary of the Company’s outstanding stock warrants is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2020	325,000	$0.50	4.84
Granted	797,916,666	0.002	-
Balance at December 31, 2021	798,241,666	$0.002	4.26
Granted	750,000,000	$0.0005	7.00
Exercised	(250,000)	0.50	2.40
Balance at June 30, 2022	1,547,991,666	$0.0005	5.21
Warrants exercisable at June 30, 2022	1,547,991,666	$0.0005	5.21

At June 30, 2022, the aggregate intrinsic value of warrants outstanding was $0.

In February 2021, the Company granted an aggregate of 756,250,000 warrant to purchase shares of the Company’s common stock in connection with the issuance of certain convertible notes in February 2021. The warrants have a term of 5 years from the date of grant and exercisable at an exercise price of $0.002 subject to adjustment such as stock dividends, stock splits, and dilutive issuances. These warrants contain a provision for cashless exercise as defined in the warrant agreement.

In October 2021, the Company granted an aggregate of 41,666,666 warrant to purchase shares of the Company’s common stock in connection with the issuance of secured promissory notes in October 2021. The warrants have a term of 7 years from the date of grant and exercisable at an exercise price of $0.006 subject to adjustment under the anti-dilution provision. These warrants contain a provision for cashless exercise as defined in the warrant agreement.

In April 2022, a warrant holder elected to exercise 250,000 warrants by cashless exercise and converted into 54,500,000 common stock pursuant to the terms of the stock warrant agreement whereby the exercise price was subject to adjustment under an anti-dilution provision. Such warrants were granted in November 2019 and were issued in connection with a convertible note. The Company recognized the value of the effect of a down round feature in such warrants when triggered. Upon the occurrence of the triggering event that resulted in a reduction of the strike price, the Company measured the value of the effect of the feature as the difference between the fair value of the warrants without the down round feature or before the strike price reduction and the fair value of the warrants with a strike price corresponding to the reduced strike price upon the down round feature being triggered. Accordingly, the Company recognized deemed dividend of $878 and a corresponding reduction of income available to common stockholders upon the alternate cashless exercise of these warrants for the three and six months ended June 30, 2022.

In April 2022, the Company sold an aggregate of 825,000 shares of Series D Convertible Preferred Stock for total net proceeds of $740,000 after deducting legal and financing cost of $10,000 or approximately $0.90 per share. Additionally, the Company granted an aggregate of 750,000,000 warrants to purchase shares of the Company’s common stock in connection with the issuance of the sale of these Series D Convertible Preferred Stock. The warrants have a term of 7 years from the date of grant and exercisable at an exercise price of $0.0005 subject to adjustment such as stock dividends, stock splits, and dilutive issuances. Whenever on or after the date of issuance of this warrant, the Company issues or sells, or in for a consideration per share (before deduction of reasonable expenses or commissions or underwriting discounts or allowances in connection therewith) less than the exercise price on the date of issuance (a “Dilutive Issuance”), then immediately upon the Dilutive Issuance, the Exercise Price will be reduced to the greater of: (i) the price per share received by the Company upon such Dilutive Issuance; and (ii)$0.00005.

Note 12 - Stockholder’s Equity (Deficit)

Employee Stock Ownership Plan

On July 9, 2021, the Board of Directors of the Company adopted the Bergio International, Inc. 2021 Stock Incentive Plan (the “ESOP”), under which the Company may award shares of the Company’s Common Stock to employees of the Company and/or its Subsidiaries. The terms of the ESOP allow the Company’s Board of Directors discretion to award the Company’s Common Stock, in the form of options, stock appreciation rights, restricted stock awards, restricted stock units, and performance award shares, to such employees, upon meeting the criteria set forth therein, from time to time. Subject to adjustments as provided in the plan, the shares of common stock that may be issued with respect to awards granted under the plan shall not exceed an aggregate of 1,000,000,000 shares of common stock.  The Company shall reserve such number of shares for awards under the plan, subject to adjustments as provided in the plan.  The maximum number of shares of common stock under the plan that may be issued as incentive stock options shall be 100,000,000 shares.

On July 9, 2021, and under the terms of the ESOP, the Company’s Board of Directors approved the future issuance of 500,000,000 shares of the Company’s Common Stock to the Company’s CEO, Berge Abajian, subject to the Company increasing its total authorized shares of common stock to 6,000,000,000 which was increased in July 2021 and subject to the effectiveness of an S-8 Registration Statement covering these shares with the SEC. As of December 31, 2021, the Company has not met the prerequisite related to the effectiveness of an S-8 Registration Statement. As such the Company deemed that these shares have not been legally issued and the measurement date has not been met and therefore will be recognized until an S-8 Registration Statement becomes effective.

Preferred Stock

The Company has authorized the issuance of 10,000,000 shares of preferred stock. The Company’s board of directors is authorized, at any time, and from time to time, to provide for the issuance of shares of preferred stock in one or more series, and to determine the designations, preferences, limitations and relative or other rights of the preferred stock or any series thereof.

Certificate of Designation of Series A Preferred Stock

In September 2011, the Company filed a Certificate of Designation for Series A Preferred Stock with the Wyoming Secretary of State, and designated 51 shares of preferred stock as Series A Preferred Stock. In February 2021, the Company filed an amended and restated certificate of designation for the Company’s Series A Preferred Stock increasing the number of shares to 75 shares.

Designation. The Company had designated 51 shares which was amended and increase from 51 to 75 shares of preferred stock as Series A Preferred Stock. Each share of Series A Preferred Stock has a par value of $0.001 per share and a stated value of $0.001

Dividends. There will be no dividends due or payable on the Series A Preferred Stock. Any future terms with respect to dividends shall be determined by the board of directors of the Company.

Liquidation. Upon any liquidation, the holders of Series A Preferred Stock are entitled to receive net assets on a pro rata basis. Each holder of Series A Preferred Stock is entitled to receive ratably any dividends declared by the board of directors of the Company.

Voting Rights. Each one (1) share of the Series A Preferred Stock shall have voting rights equal to One Percent (1%) of the issued and outstanding shares of the Corporation’s Common Stock on the date of any such vote, such that the Holder of all Seventy-Five (75) shares of Series A Preferred Stock, shall always have voting rights equal to Seventy Five Percent (75%) of the issued and outstanding shares of the Company’s Common Stock.

Conversion. The Series A Preferred stock in non-convertible.

During the year ended December 31, 2021, the Company issued 24 shares of the Series A Preferred Stock to the Company’s CEO such that the CEO shall maintain voting control. The Company recorded such issuance at par value.

As of December 31, 2021 and 2020, there were 75 and 51 shares of Series A Preferred Stock issued and outstanding, respectively. The Company’s CEO owns 75 shares of shares of the Series A Preferred Stock.

Certificate of Designation of Series B 2% Convertible Preferred Stock

On February 10, 2021, the Company filed a Certificate of Designation for Series B Convertible Preferred Stock (the “Certificate of Designations”) with the Wyoming Secretary of State, designating 4,900 shares of preferred stock as Series B Convertible Preferred Stock.

Designation. The Company had designated 49 shares which was amended and increase from 49 to 4,900 shares of preferred stock as Series B Convertible Preferred Stock. Each share of Series B Convertible Preferred Stock has a par value of $0.00001 per share and a stated value of $100.

Dividends. Holders of Series B Preferred Stock shall be entitled to receive, when and as declared by the Board of Directors out of funds legally available therefor, and the Company shall accrue, quarterly in arrears on March 31, June 30, September 30, and December 31 of each year, commencing on the Issuance Date, cumulative dividends on the Series B Preferred Stock at the rate per share (as a percentage of the Stated Value per share) equal to two percent (2%) per annum on the Stated Value., payable in additional shares of Series B Preferred Stock. So long as any shares of Series B Preferred Stock remain outstanding, neither the Company nor any subsidiary thereof shall, without the consent of the Holders of eighty percent (80%) of the shares of Series B Preferred Stock then outstanding (the “Requisite Holders), redeem, repurchase or otherwise acquire directly or indirectly any Junior Securities (as defined in Section 7), nor shall the Company directly or indirectly pay or declare any dividend or make any distribution upon, nor shall any distribution be made in respect of, any Junior Securities, nor shall any monies be set aside for or applied to the purchase or redemption (through a sinking fund or otherwise) of any Junior Securities.

Liquidation. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary or a Sale (as defined below) (a “Liquidation”), the holders of the Series B Preferred Stock shall be entitled to receive out of the assets of the Company, whether such assets are capital or surplus, for each share of Series B Preferred Stock an amount equal to the Stated Value plus all accrued but unpaid dividends per share, whether declared or not, and all other amounts in respect thereof then due and payable prior to any distribution or payment shall be made to the holders of any Junior Securities, and if the assets of the Company shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of Series B Preferred Stock shall be distributed among the holders of Series B Preferred Stock ratably in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Voting Rights. Each holder of the Series B Preferred Stock shall have the right to vote on any matter that may from time to time be submitted to the Company’s shareholders for a vote, on an as-converted basis, either by written consent or by proxy.

Conversion at Option of Holder. Each share of Series B Preferred Stock shall be convertible into 0.01% of the total issued and outstanding shares of the Company’s Common Stock, (such that all 4,900 authorized shares of Series B Preferred Stock, if issued and outstanding, would be convertible in the aggregate into 49% of the total issued and outstanding shares of the Company’s Common Stock) (as determined at the earlier of (i) the date of Conversion of the Series B Preferred Stock; and (ii) eighteen (18) months following February 8, 2021) (“Conversion Ratio”), at the option of a Holder, at any time and from time to time, from and after the issuance of the Series B Preferred Stock.

Certificate of Designation of Series C 2% Convertible Preferred Stock

On February 10, 2021, the Company filed a Certificate of Designation for Series C Convertible Preferred Stock with the Wyoming Secretary of State, designating 5 shares of preferred stock as Series B Convertible Preferred Stock.

Designation. The Company has designated 5 shares of preferred stock as Series C Convertible Preferred Stock. Each share of Series C Convertible Preferred Stock has a par value of $0.00001 per share and a stated value of $100.

Dividends. Holders of Series C Preferred Stock shall be entitled to receive, when and as declared by the Board of Directors out of funds legally available therefor, and the Company shall accrue, quarterly in arrears on March 31, June 30, September 30, and December 31 of each year, commencing on the Issuance Date, cumulative dividends on the Series C Preferred Stock at the rate per share (as a percentage of the Stated Value per share) equal to two percent (2%) per annum on the Stated Value., payable in additional shares of Series C Preferred Stock. So long as any shares of Series C Preferred Stock remain outstanding, neither the Company nor any subsidiary thereof shall, without the consent of the Holders of eighty percent (80%) of the shares of Series C Preferred Stock then outstanding, redeem, repurchase or otherwise acquire directly or indirectly any Junior Securities, nor shall the Company directly or indirectly pay or declare any dividend or make any distribution upon, nor shall any distribution be made in respect of, any Junior Securities, nor shall any monies be set aside for or applied to the purchase or redemption of any Junior Securities.

Liquidation. Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary or a Sale (as defined below) (a “Liquidation”), the holders of the Series C Preferred Stock shall be entitled to receive out of the assets of the Company, whether such assets are capital or surplus, for each share of Series C Preferred Stock an amount equal to the Stated Value plus all accrued but unpaid dividends per share, whether declared or not, and all other amounts in respect thereof then due and payable prior to any distribution or payment shall be made to the holders of any Junior Securities, and if the assets of the Company shall be insufficient to pay in full such amounts, then the entire assets to be distributed to the holders of Series C Preferred Stock shall be distributed among the holders of Series C Preferred Stock ratably in accordance with the respective amounts that would be payable on such shares if all amounts payable thereon were paid in full.

Voting Rights. Each holder of the Series C Preferred Stock shall have the right to vote on any matter that may from time to time be submitted to the Company’s shareholders for a vote, on an as-converted basis, either by written consent or by proxy.

Conversion at Option of Holder. Each share of Series C Preferred Stock shall be convertible into 1% of the total issued and outstanding shares of the Company’s Common Stock (as determined at the earlier of (i) the date of Conversion of the Series C Preferred Stock; and (ii) eighteen (18) months following February 8, 2021) (“Conversion Ratio”), at the option of a Holder, at any time and from time to time, from and after the issuance of the Series C Preferred Stock, except that such conversion will automatically be adjusted so that the Holder’s total beneficial ownership does not exceed greater than 9.99% of the issued and outstanding shares of the Company’s Common Stock.

On February 10, 2021, the Company issued 3,000 Series B Convertible Preferred Stock and 5 Series C Convertible Preferred Stock in connection with the acquisition of Aphrodite’s Marketing (see Note 13). As of December 31, 2021, accrued dividends related to the Series B and C Convertible Preferred Stock amounted $5,335.

As of December 31, 2021, there were 3,000 and 5 shares of Series B Convertible Preferred Stock and Series C Convertible Preferred Stock issued and outstanding, respectively.

Common Stock Issued and Issuable

On March 24, 2021, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation. The amendment reflected the increase in the authorized shares of common stock from 1,000,000,000 shares to 3,000,000,000 shares. On July 9, 2021, the Company filed, with the Wyoming Secretary of State, a Certificate of Amendment, to amend its Articles of Incorporation. The Amendment reflected the increase in the authorized shares of common stock from 3,000,000,000 shares to 6,000,000,000 shares.

During the year ended December 31, 2021

During the year ended December 31, 2021, the Company sold an aggregate of 538,403,000 shares of Common Stock to various investors for total proceeds of $3,768,730 or approximately $0.007 per share.

During the year ended December 31, 2021, the Company issued an aggregate of 587,292,862 shares of its common stock at an average contractual conversion price of approximately $0.002 to various lenders as a result of the conversion of principal, accrued interest and conversion fees of $1,129,681 underlying certain outstanding convertible notes converted during such period.

In November 2021, in connection with an Agreement (see Note 11), the Company agreed to issue 16,021,937 shares of common stock to a consultant which was valued at the fair value of $62,486 or $0.0039 per common share based on the quoted trading price on the date of grant to be expensed over the term of the Agreement. During the year ended December 31, 2021, the Company recognized stock-based compensation of $7,811. The remaining balance of $54,675 shall be expensed during year 2022. As of December 31, 2021, the16,021,937 shares of common stock were not issued and has been recognized as common stock issuable.

During the year ended December 31, 2020

During the year ended December 31, 2021, the Company sold an aggregate of 24,294,400 shares of Common Stock to various investors for total proceeds of $170,061 or approximately $0.007 per share.

During the year ended December 31, 2021, the Company issued an aggregate of 4,000,000 shares of common stock to various consultants for consulting services rendered. The 4,000,000 shares of common stock had a fair value of $148,000, or $0.037 per share, based on the quoted trading price on the date of grants, which was fully vested. In connection with this issuance, the Company recognized stock-based consulting expense of $148,000 during the year ended December 31, 2020.

During the year ended December 31, 2020, the Company issued an aggregate of 60,240,258 shares of its common stock at an average contractual conversion price of approximately $0.004 to various lenders as a result of the conversion of principal, accrued interest and conversion fees of $223,657 underlying certain outstanding convertible notes converted during such period.

Common Stock Warrants

A summary of the Company’s outstanding stock warrants is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2019	325,000	$0.50	4.84
Granted	-	-	-
Balance at December 31, 2020	325,000	$0.50	3.84
Granted	797,916,666	$0.002	5.00
Balance at December 31, 2021	798,241,666	$0.002	4.26
Warrants exercisable at December 31, 2021	798,241,666	$0.002	4.26

At December 31, 2021, the aggregate intrinsic value of warrants outstanding was $0.

In February 2021, the Company granted an aggregate of 756,250,000 warrant to purchase shares of the Company’s common stock in connection with the issuance of certain convertible notes. The warrants have a term of 5 years from the date of grant and exercisable at an exercise price of $0.002 subject to adjustment such as stock dividends, stock splits, and dilutive issuances (see Note 6). These warrants contain a provision for cashless exercise as defined in the warrant agreement.

In October 2021, the Company granted an aggregate of 41,666,666 warrant to purchase shares of the Company’s common stock in connection with the issuance of secured promissory notes (see Note 9). The warrants have a term of 7 years from the date of grant and exercisable at an exercise price of $0.006 subject to adjustment under the anti-dilution provision. These warrants contain a provision for cashless exercise as defined in the warrant agreement.